Derivatives and Hedging Fair Value and Classification of Derivative Instruments on Balance Sheet (Details) (Interest Rate Swap, Designated as Hedging Instrument, USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2012	Dec. 31, 2011
Other Assets
Derivatives, Fair Value
Asset derivatives	$ 0	$ 0
Other Liabilities
Derivatives, Fair Value
Liability derivatives	$ (25,862)	$ (16,619)